Financial Instruments - Allowance for expected credit losses of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade receivables [line items]
Allowance for credit losses	R$ 108,434	R$ 80,418	R$ 32,463
Business combination	0	10,401
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	94,093	73,510
Reversal, allowance account for credit losses of financial assets	13,181	3,876
Utilisation, allowance account for credit losses of financial assets	R$ 52,896	R$ 32,080